Long-Term Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Long-Term Deposits [Abstract]
Schedule of Long-Term Deposits	Long-term deposits as of June 30, 2025 and December 31, 2024 consisted of:
	June 30, 2025	December 31, 2024
	(Unaudited)
Rental deposits	$—	$71,823
Long-term deposits as of December 31, 2024 and 2023 consisted of:
	December 31, 2024	December 31, 2023
Rental deposits	$71,823	$71,823
	$71,823	$71,823